Segment Reporting (Details)	3 Months Ended									12 Months Ended
	Mar. 31, 2018 USD ($) segment	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Segment Reporting Information [Line Items]
Number of business segments | segment	2									2
REVENUE
Advisory services	$ 22,532,000				$ 12,431,000					$ 65,982,000	$ 67,228,000	$ 58,546,000
Audio visual	23,310,000				0					9,186,000	0	0
Other	2,326,000				582,000					6,405,000	379,000	435,000
Total revenue	48,168,000	$ 29,666,000	$ 19,255,000	$ 19,639,000	13,013,000	$ 19,508,000	$ 16,538,000	$ 18,152,000	$ 13,409,000	81,573,000	67,607,000	58,981,000
EXPENSES
Depreciation and amortization	1,040,000				468,000					2,527,000	1,174,000	799,000
Impairment	1,919,000				0		0			1,072,000	0	0
Other operating expenses	50,245,000				14,681,000					88,496,000	68,890,000
Total expenses	53,204,000	37,130,000	21,595,000	18,221,000	15,149,000	19,126,000	16,673,000	20,344,000	13,921,000	92,095,000	70,064,000	60,332,000
OPERATING INCOME (LOSS)	(5,036,000)	(7,464,000)	(2,340,000)	1,418,000	(2,136,000)	382,000	(135,000)	(2,192,000)	(512,000)	(10,522,000)	(2,457,000)	(1,351,000)
Interest expense	(143,000)				0					(83,000)	0	0
Amortization of loan costs	(23,000)				0					(39,000)	0	0
Interest income	112,000				33,000					244,000	73,000	352,000
Other income (expense)	(39,000)				10,000					(71,000)	(9,239,000)
INCOME (LOSS) BEFORE INCOME TAXES	(5,129,000)				(2,093,000)					(10,471,000)	(11,623,000)	(9,978,000)
Income tax (expense) benefit	(706,000)				(630,000)					(9,723,000)	(780,000)	(2,066,000)
NET INCOME (LOSS)	(5,835,000)	$ (7,982,000)	$ (2,258,000)	$ (7,231,000)	(2,723,000)	$ (1,634,000)	$ (1,092,000)	$ (1,279,000)	$ (8,398,000)	(20,194,000)	(12,403,000)	$ (12,044,000)
Operating Segments | REIT Advisory
REVENUE
Advisory services	22,532,000				12,431,000
Audio visual	0				0					0	0
Other	1,121,000				557,000					4,006,000	335,000
Total revenue	23,653,000				12,988,000					69,988,000	67,563,000
EXPENSES
Depreciation and amortization	390,000				259,000					1,373,000	298,000
Impairment	1,919,000				0					1,041,000	0
Other operating expenses	11,241,000				833,000					19,099,000	21,102,000
Total expenses	13,550,000				1,092,000					21,513,000	21,400,000
OPERATING INCOME (LOSS)	10,103,000				11,896,000					48,475,000	46,163,000
Interest expense	0				0					0	0
Amortization of loan costs	0				0					0	0
Interest income	0				0					0	0
Other income (expense)	19,000				0					0	0
INCOME (LOSS) BEFORE INCOME TAXES	10,122,000				11,896,000					48,475,000	46,163,000
Income tax (expense) benefit	(2,263,000)				(4,298,000)					(18,324,000)	(16,684,000)
NET INCOME (LOSS)	7,859,000				7,598,000					30,151,000	29,479,000
Operating Segments | J&S
REVENUE
Advisory services	0				0					0	0
Audio visual	23,310,000				0
Other	0				0					0	0
Total revenue	23,310,000				0					9,186,000	0
EXPENSES
Depreciation and amortization	454,000				0					319,000	0
Impairment	0				0					0	0
Other operating expenses	19,803,000				0					9,655,000	0
Total expenses	20,257,000				0					9,974,000	0
OPERATING INCOME (LOSS)	3,053,000				0					(788,000)	0
Interest expense	(139,000)				0					(68,000)	0
Amortization of loan costs	(12,000)				0					(6,000)	0
Interest income	0				0					0	0
Other income (expense)	(58,000)				0					(47,000)	0
INCOME (LOSS) BEFORE INCOME TAXES	2,844,000				0					(909,000)	0
Income tax (expense) benefit	(746,000)				0					252,000	0
NET INCOME (LOSS)	2,098,000				0					(657,000)	0
Operating Segments | OpenKey
REVENUE
Advisory services	0				0
Audio visual	0				0
Other	319,000				25,000
Total revenue	319,000				25,000
EXPENSES
Depreciation and amortization	6,000				5,000
Impairment	0				0
Other operating expenses	1,171,000				825,000
Total expenses	1,177,000				830,000
OPERATING INCOME (LOSS)	(858,000)				(805,000)
Interest expense	0				0
Amortization of loan costs	(6,000)				0
Interest income	0				0
Other income (expense)	(1,000)				(8,000)
INCOME (LOSS) BEFORE INCOME TAXES	(865,000)				(813,000)
Income tax (expense) benefit	0				0
NET INCOME (LOSS)	(865,000)				(813,000)
Corporate and Other
REVENUE
Advisory services	0				0					0	0
Audio visual	0				0					0	0
Other	886,000				0					2,399,000	44,000
Total revenue	886,000				0					2,399,000	44,000
EXPENSES
Depreciation and amortization	190,000				204,000					835,000	876,000
Impairment	0				0					31,000	0
Other operating expenses	18,030,000				13,023,000					59,742,000	47,788,000
Total expenses	18,220,000				13,227,000					60,608,000	48,664,000
OPERATING INCOME (LOSS)	(17,334,000)				(13,227,000)					(58,209,000)	(48,620,000)
Interest expense	(4,000)				0					(15,000)	0
Amortization of loan costs	(5,000)				0					(33,000)	0
Interest income	112,000				33,000					244,000	73,000
Other income (expense)	1,000				18,000					(24,000)	(9,239,000)
INCOME (LOSS) BEFORE INCOME TAXES	(17,230,000)				(13,176,000)					(58,037,000)	(57,786,000)
Income tax (expense) benefit	2,303,000				3,668,000					8,349,000	15,904,000
NET INCOME (LOSS)	$ (14,927,000)				$ (9,508,000)					$ (49,688,000)	$ (41,882,000)